Income Taxes - Schedule of Income Taxes Paid, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Examination [Line Items]
Income taxes, refunds	$ 29	$ 5	$ 30
Federal	185	0	12
State	5	(5)	(12)
Total	$ 190	(5)	0
Iowa
Income Tax Examination [Line Items]
State		(1)
Kentucky
Income Tax Examination [Line Items]
State		(2)
Massachusetts
Income Tax Examination [Line Items]
State			(2)
New Jersey
Income Tax Examination [Line Items]
State			(23)
Pennsylvania
Income Tax Examination [Line Items]
State		$ (1)	13
Tennessee
Income Tax Examination [Line Items]
State			$ 1